CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands		Total	Capital stock outstanding [member]	Additional paid-in capital [member]	Adjustments to shareholders' equity [member]	Accumulated income (loss) from financial instruments at fair value with changes in OCI [member]	Legal reserve [member]	Other reserves [member]	Retained income [member]	Total shareholders' equity attributable to controlling interests [member]	Total shareholders' equity attributable to non-controlling interests [member]
Equity, Beginning balance (Previously stated [member]) at Dec. 31, 2016		$ 20,352,700	$ 1,300,265	$ 219,596	$ 278,131		$ 315,679	$ 12,221,152	$ 6,017,877	$ 20,352,700
Equity, Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2016		25,320,178			16,076,105	$ 523,621	265,977	10,296,956	(4,562,051)	22,600,608	$ 2,719,570
Equity, Beginning balance at Dec. 31, 2016		45,672,878	1,300,265	219,596	16,354,236	523,621	581,656	22,518,108	1,455,826	42,953,308	2,719,570
Disposal of Equity Interest in Tarjeta del Mar S.A.		(91,871)									(91,871)
Purchase of Non-controlling Interests		(1,370,140)						(1,364,452)		(1,364,452)	(5,688)
Distribution of Dividends from Tarjetas Regionales S.A.		(152,695)									(152,695)
Distribution of Profits
- Cash Dividends	[1]	(405,825)							(405,825)	(405,825)
- Other Reserves	[1]							10,646,039	(10,646,039)
Capital Increase	[2]	16,982,949	126,500	10,731,536	6,124,913					16,982,949
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year | Previously stated [member]		12,298,094
Net (Loss) / Income for the Year | Increase (decrease) due to changes in accounting policy required by IFRSs [member]		(5,965,223)
Net (Loss) / Income for the Year		7,277,752							6,793,588	6,793,588	484,164
Other Comprehensive Income (Loss) for the Year | Increase (decrease) due to changes in accounting policy required by IFRSs [member]		(434,732)
Other Comprehensive Income (Loss) for the Year		(434,732)				(434,732)				(434,732)
Equity, Ending balance (Previously stated [member]) at Dec. 31, 2017		39,300,205	1,426,765	10,951,132	278,131		315,679	17,999,029	8,329,469	39,300,205
Equity, Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017		28,178,111			22,201,018	88,889	265,977	13,800,666	(11,131,919)	25,224,631	2,953,480
Equity, Ending balance at Dec. 31, 2017		67,478,316	1,426,765	10,951,132	22,479,149	88,889	581,656	31,799,695	(2,802,450)	64,524,836	2,953,480
Purchase of Non-controlling Interests								770,472		770,472	(770,472)
Distribution of Dividends from Tarjetas Regionales S.A.		(96,789)									(96,789)
Distribution of Profits
- Cash Dividends		(1,616,849)							(1,616,849)	(1,616,849)
- Other Reserves							37,354	10,488,992	(10,526,346)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year		(3,829,507)							(3,465,822)	(3,465,822)	(363,685)
Other Comprehensive Income (Loss) for the Year		(87,485)				(87,485)				(87,485)
Equity, Ending balance at Dec. 31, 2018		$ 61,847,686	$ 1,426,765	$ 10,951,132	$ 22,479,149	$ 1,404	$ 619,010	$ 43,059,159	$ (18,411,467)	$ 60,125,152	$ 1,722,534

[1]	Approved by Shareholders' Meeting held on April 25, 2017. See Note 43.
[2]	Approved by Shareholders' Meeting held on August 15, 2017. See Note 32.